Document and Entity Information	Aug. 20, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 20, 2026
Entity Registrant Name	PALO ALTO NETWORKS, INC
Entity Incorporation State Country Code	DE
Entity File Number	001-35594
Entity Tax Identification Number	20-2530195
Entity Address Address Line 1	3000 Tannery Way
Entity Address City Or Town	Santa Clara
Entity Address State Or Province	CA
Entity Address Postal Zip Code	95054
City Area Code	408
Local Phone Number	753-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.0001 par value per share
Trading Symbol	PANW
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001327567
Current Fiscal Year End Date	--07-31
Amendment Flag	false